Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents		$ 6,289,189	$ 1,452,992
Short-term investments		2,029,105	177,982
Accounts receivable, net		4,241,536	4,962,425
Other receivables-bank acceptance notes		2,172,732	1,555,085
Advances to suppliers		5,204,112	48,351
Other receivables		1,806,154	50,281
Inventories, net		1,649,828	1,558,819
Contract costs, net		90,722	49,763
Total current assets		23,483,378	9,855,698
Non-current Assets
Property and equipment, net		5,150,232	4,895,479
Intangible assets		94,967	44,067
Operating lease right-of-use assets, net		959,915	1,115,209
Other assets, non-current		21,217,981	15,345,231
Total non-current assets		27,423,095	21,399,986
Total Assets		50,906,473	31,255,684
Current Liabilities
Short-term loans		2,936,469	1,422,718
Accounts payable		4,354,949	3,609,798
Other payables and other current liabilities		2,127,716	2,152,100
Income tax payable		237,522	292,848
Advances from customers		95,882	108,356
Current portion of lease liabilities		427,271	406,845
Total current liabilities		10,418,914	8,301,487
Non-current Liabilities
Deferred tax liabilities		149,205	173,195
Non-current portion of lease liabilities		534,990	727,228
Total non-current liabilities		684,195	900,423
Total liabilities		11,103,109	9,201,910
Commitments and contingencies
Shareholders’ Equity:
Additional paid-in capital		47,068,581	22,832,075
Statutory reserves		465,572	465,572
Accumulated deficits		(8,396,361)	(999,866)
Accumulated other comprehensive income (loss)		665,233	(244,230)
Total shareholders’ equity		39,803,364	22,053,774
Total Liabilities and Shareholders’ Equity		50,906,473	31,255,684
Class A Ordinary Shares
Shareholders’ Equity:
Common stock value	[1]	338	202
Class B Ordinary Shares
Shareholders’ Equity:
Common stock value	[1]	1	21
Related Party
Current Liabilities
Amounts due to related parties		$ 239,105	$ 308,822

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying unaudited interim condensed consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)